RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Schedule of significant balances with related parties

	As of December 31,
	2015	2016
Due from a related party, current:
Receivables due from Ctrip	7,367,255	1,755,889

Due to a related party, current:
Payables due to Ctrip	10,753,914	16,083,610

Due to a related party, non-current:
Long-term borrowing due to Ctrip	300,000,000	100,000,000